GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A, Class B, Class C, Class IR, Class R, Service, Administration and
Institutional Shares, as applicable, of the

Goldman Sachs Enhanced Income Fund
Goldman Sachs Ultra-Short Duration Government Fund
Goldman Sachs Short Duration Government Fund
Goldman Sachs Government Income Fund
(each a “Fund”)

Supplement dated March 1, 2010 to the
Prospectuses dated July 29, 2009 (the “Prospectuses”)

This Supplement updates the disclosure contained in the Prospectuses to clarify that each of the Funds may invest in inflation protected securities (“IPS”) issued by the U.S. Treasury.

The “Inflation Protected Securities” line in the chart in the “Other Investment Practices and Securities—Investment Securities” section of the Class A, B and C Shares and Institutional Shares Prospectuses is deleted and replaced with the following line and accompanying footnote:

		Ultra-Short	Short	Inflation
	Enhanced	Duration	Duration	Protected	Government
	Income	Government	Government	Securities	Income
	Fund	Fund	Fund	Fund	Fund

Inflation Protected Securities	● [3]	● [3]	● [3]	80 +	● [3]

[3]	The Enhanced Income, Ultra-Short Duration Government, Short Duration Government and Government Income Funds may invest only in inflation protected securities issued by the U.S. Treasury.

The “Inflation Protected Securities” line in the chart in the “Other Investment Practices and Securities—Investment Securities” section of the Class R and IR Shares Prospectus is deleted and replaced with the following line and accompanying footnote:

	Ultra-Short	Short	Inflation
	Duration	Duration	Protected	Government
	Government	Government	Securities	Income
	Fund	Fund	Fund	Fund

Inflation Protected Securities	●[2]	●[2]	80+	●[2]

[2]	The Ultra-Short Duration Government, Short Duration Government and Government Income Funds may invest only in inflation protected securities issued by the U.S. Treasury.

The following line and accompanying footnote is added to the chart below “Foreign Securities” in the “Other Investment Practices and Securities—Investment Securities” section of the Service Shares Prospectus:

	Ultra-Short	Short
	Duration	Duration	Government
	Government	Government	Income
	Fund	Fund	Fund

Inflation Protected Securities[2]	●	●	●

[2]	The Funds may invest only in inflation protected securities issued by the U.S. Treasury.

The “Inflation Protected Securities” line in the chart in the “Other Investment Practices and Securities—Investment Securities” section of the Administration Shares Prospectus is deleted and replaced with the following line and accompanying footnote:

Enhanced
Income
Fund

Inflation Protected Securities[2]	●

[2]	The Fund may invest only in inflation protected securities issued by the U.S. Treasury.

The “Inflation Protected Securities” line in the chart in the “Principal Risks of the Funds” section in the Class A, B and C Shares and Institutional Shares Prospectuses is deleted and replaced with the following:

		Ultra-Short	Short	Inflation
	Enhanced	Duration	Duration	Protected	Government
	Income	Government	Government	Securities	Income
	Fund	Fund	Fund	Fund	Fund

Inflation Protected Securities	●	●	●	●	●

The “Inflation Protected Securities” line in the chart in the “Principal Risks of the Funds” section in the Class R and IR Shares Prospectus is deleted for the Funds and replaced with the following:

	Ultra-Short	Short	Inflation
	Duration	Duration	Protected	Government
	Government	Government	Securities	Income
	Fund	Fund	Fund	Fund

Inflation Protected Securities	●	●	●	●

The following line is added to the chart below “Extension” in the “Principal Risks of the Funds” section in the Service Shares Prospectus:

Ultra-Short
	Duration	Short Duration	Government
	Government	Government	Income
	Fund	Fund	Fund

Inflation Protected Securities	●	●	●

The following line is added to the chart below “Foreign” in the “Principal Risks of the Fund” section in the Administration Shares Prospectus:

Enhanced
Income
Fund

Inflation Protected Securities	●

Under “Inflation Protected Securities Risk” in the “Principal Risks of the Funds” section of the Class A, B and C Shares, Class R and IR Shares and Institutional Shares Prospectuses, the fifth sentence is deleted and replaced with the following:

However, if a Fund purchases IPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.

The following risk is added following “Extension Risk” and “Foreign Risk” in the “Principal Risks of the Funds” section of the Service Shares and Administration Shares Prospectuses, respectively:

•	Inflation Protected Securities Risk—The value of inflation protected securities (“IPS”) generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of IPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. Although the principal value of IPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if a Fund purchases IPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Fund holds an IPS, the Fund may earn less on the security than on a conventional bond. The U.S. Treasury only began issuing Treasury inflation protected securities (“TIPS”) in 1997. As a result, the market for such securities may be less developed or liquid, and more volatile, than certain other securities markets. Although IPS with different maturities may be issued in the future, the U.S. Treasury currently issues TIPS in five-year, ten-year and twenty-year maturities.

The description of “Inflation Protected Securities” in “Appendix A—Section C. Portfolio Securities and Techniques” of the Class A, B and C Shares, Class R and IR Shares and Institutional Shares Prospectuses is amended by adding the following as the second sentence of the first paragraph, as well as by changing references from “the Fund” to “a Fund” as appropriate to reflect the fact that each Fund may invest in IPS:

Each other Fund may invest only in IPS issued by the U.S. Treasury.

The following disclosure is added following “When-Issued Securities and Forward Commitments” in “Appendix A—Section C. Portfolio Securities and Techniques” of the Service Shares Prospectus:

Inflation Protected Securities. The Funds may invest in IPS of varying maturities issued by the U.S. Treasury. IPS are fixed income securities whose interest and principal payments are adjusted according to the rate of inflation. The interest rate on IPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of IPS is not guaranteed, and will fluctuate. Any increase or decrease in the principal amount of IPS will result in an adjustment of interest income which is distributed to shareholders periodically.

The values of IPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of IPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. If inflation is lower than expected during the period a Fund holds IPS, the Fund may earn less on the IPS than on a conventional bond. If interest rates rise due to reasons other than inflation, investors in IPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for IPS will accurately measure the real rate of inflation in the prices of goods and services.

The U.S. Treasury utilizes the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation. Any increase in principal value of IPS caused by an increase in the CPIU is taxable in the year the increase occurs, even though a Fund holding IPS will not receive cash representing the increase at that time. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.

A Fund will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because a Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), the Fund’s investment in either zero coupon bonds or IPS may require the Fund to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities.

The following disclosure is added following “When-Issued Securities and Forward Commitments” in “Appendix A—Section C. Portfolio Securities and Techniques” of the Administration Shares Prospectus:

Inflation Protected Securities. The Fund may invest in IPS of varying maturities issued by the U.S. Treasury. IPS are fixed income securities whose interest and principal payments are adjusted according to the rate of inflation. The interest rate on IPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of IPS is not guaranteed, and will fluctuate. Any increase or decrease in the principal amount of IPS will result in an adjustment of interest income which is distributed to shareholders periodically.

The values of IPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of IPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. If inflation is lower than expected during the period the Fund holds IPS, the Fund may earn less on the IPS than on a conventional bond. If interest rates rise due to reasons other than inflation, investors in IPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for IPS will accurately measure the real rate of inflation in the prices of goods and services.

The U.S. Treasury utilizes the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation. Any increase in principal value of IPS caused by an increase in the CPIU is taxable in the year the increase occurs, even though the Fund holding IPS will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.

The Fund will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because the Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), the Fund’s investment in either zero coupon bonds or IPS may require the Fund to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.

This Supplement should be retained with your Prospectus for future reference.

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SDFIUNDFDSTK 2-10